Subsequent Events (Details) - Subsequent Event - USD ($) $ in Millions		1 Months Ended	3 Months Ended
	Sep. 25, 2016	Jun. 30, 2016	Apr. 01, 2016
2016 Loan | Term loans
Subsequent Event [Line Items]
Term of debt		7 years
Amount of debt		$ 650.0
Basis point of original issue discount		50.00%
Change in annual amortization (as a percent)		1.00%
2016 Loan | Term loans | LIBOR
Subsequent Event [Line Items]
Spread on variable interest rate		3.50%
ETF Dot Com
Subsequent Event [Line Items]
Annual revenues			$ 3.0
CBOE Holdings Inc | Bats Global Markets Inc.
Subsequent Event [Line Items]
Total purchase price	$ 3,200.0
Revolving credit facility | 2016 Loan
Subsequent Event [Line Items]
Term of debt		3 years
Amount of debt		$ 100.0
Revolving credit facility, undrawn fees (as a percent)		0.375%
Revolving credit facility | 2016 Loan | LIBOR
Subsequent Event [Line Items]
Spread on variable interest rate		2.75%